UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan		49684
(Address of principal executive offices)		(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant's telephone number, including area code:		231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1 – Schedule of Investments.

Utopia Yield Income Fund	as of December 31, 2007 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (36.5%)
Apparel (0.3%)
Ocean Sky International Ltd.	602,000	104,554

Auto Manufacturers (0.2%)
Showa Aircraft Industry Co. Ltd.(1)	8,000	76,531

Banks (2.1%)
Corus Bankshares, Inc.	6,500	69,355
Idaho Trust Bancorp*(1)(2)	9,500	88,238
MidWestOne Financial Group, Inc.	5,600	93,632
Mitsubishi UFJ Financial Group Inc. - ADR	7,300	68,109
Mizuho Financial Group(1)	32	152,430
National Bancshares Inc.*	17,000	44,200
Nexity Financial Corp.*	5,904	39,203
The Shikoku Bank Ltd.(1)	33,000	124,453
Southern National Bancorp of Virginia Inc.*	440	3,960
The Tokushima Bank Ltd.(1)	12,000	69,312
		752,892
Beverages (0.7%)
Diedrich Coffee Inc.*	19,399	67,703
Swiss Water Decaffeinated Coffee Income Fund	17,300	133,218
Ten Ren Tea Co Ltd.(1)	38,110	33,652
		234,573
Building Materials (0.8%)
Dynasty Ceramic PCL(1)	318,000	145,939
ENDO Lighting Corp.(1)	42,000	137,275
		283,214
Chemicals (1.7%)
CENTROTEC Sustainable AG*(1)	5,500	112,602
Century Sunshine Ecological Technology Holdings Ltd.(1)	735,000	33,538
Chemical Co. of Malaysia BHD(1)	15,300	13,229
Kansai Paint Co. Ltd.(1)	12,000	86,619
Korea Polyol Co Ltd.(1)	1,228	71,697
Meghmani Organics Ltd.(1)	495,000	125,070
Yip’s Chemical Holdings Ltd.(1)	258,400	185,480
		628,235
Commercial Services (0.2%)
Collectors Universe	6,461	79,729

Computers (0.2%)
Creative Technology Ltd. SP(1)	18,055	78,798

Distribution-Wholesale (0.3%)
China Hong Kong Photo Products Holdings Ltd.(1)	1,017,300	101,581

Diversified Financial Services (0.9%)
Guoco Group Ltd.(1)	8,000	106,668
Mega Financial Holding Co. Ltd.(1)	180,000	110,202
Premier Wealth Management*	60,300	1,809
Premier Wealth Management*(1)(6)	58,000	1,740
SinoPac Financial Holdings Co.(1)	277,000	103,325
		323,744
Electrical Components & Equipment (0.9%)
FINETEC Corp.*(1)	5,000	67,757
Merix Corp.*	12,775	59,404
Viridis Clean Energy Group(1)	138,100	108,369
Xantrex Technology Inc.*	7,815	72,928
Xantrex Technology Inc. CN*	285	2,660
		311,118
Engineering & Construction (0.4%)
CH. Karnchang PCL(1)	600,000	149,012

Entertainment (1.5%)
Avex Group Holdings Inc.(1)	6,200	77,335
TMS Entertainment Ltd.(1)	83,900	225,666
Toei Co. Ltd.(1)	24,000	145,531

Yoshimoto Kogyo Co. Ltd.(1)	8,162	111,336
		559,868
Environmental Control (0.2%)
Sinomem Technology Ltd.*(1)	106,000	65,009

Food (1.2%)
Celestial Nutrifoods Ltd.(1)	151,000	106,622
China Milk Products Group Ltd.(1)	110,000	82,891
Galaxy Nutritional Foods Inc.*	4,000	1,040
Petra Foods Ltd.(1)	80,000	85,255
Tofutti Brands Inc.*	18,839	52,749
Total Produce PLC	101,600	87,641
		416,198
Gas (0.3%)
Great Taipei Gas Co. Ltd.(1)	191,000	95,745

Healthcare Products (1.0%)
LMA International NV*(1)	467,000	148,589
Techno Medica Co. Ltd.(1)	101	217,475
		366,064
Holding Companies (1.1%)
Babcock & Brown Wind Partners(1)	132,000	195,724
Grubb & Ellis Realty Advisors Inc.*	1,225	7,472
Haw Par Corp.(1)	8,000	39,045
Hotung Investment Holdings Ltd.(1)	404,000	66,256
India Hospitality Corp.*	12,500	78,125
KPC Holdings(1)	465	28,495
		415,117
Home Builders (0.2%)
Johor Land BHD(1)	9,000	3,446
Sekisui Chemical Co. Ltd.(1)	11,000	73,475
		76,921
Insurance (2.0%)
21st Century Holding Co.	5,600	75,208
Financial Industries Corp.*	32,500	185,250
Jerneh Asia BHD*(1)	264,760	126,744
Kurnia Asia BHD*(1)	365,000	105,184
Panin Insurance Tbk PT*(1)	1,966,500	68,412
Panin Life Tbk PT*(1)	3,175,000	65,061
Swiss Reinsurance(1)	1,400	99,042
		724,901
Internet (1.3%)
CS Loxinfo PCL(1)	408,000	47,603
FTD Group, Inc.	3,500	45,080
Internet Gold-Golden Lines Ltd.*	3,800	45,220
Kintera Inc.*	71,500	106,535
NutriSystem Inc.*	4,050	109,269
United Online Inc.	10,000	118,200
		471,907
Iron/Steel (0.3%)
Tokyo Steel Manufacturing Co. Ltd.(1)	11,000	121,630

Leisure Time (0.6%)
California WOW Xperience PCL(1)	64,071	10,937
HIS Co. Ltd.	12,600	224,333
		235,270
Lodging (0.2%)
Paliburg Holdings Ltd. (1)	1,974,812	65,469

Machinery-Diversified (0.4%)
ATS Automation Tooling Systems Inc.*	25,950	136,461

Media (1.6%)
Gannett Co. Inc	3,600	140,400
Independent News & Media PLC(1)	22,750	79,050
Mondo TV SpA*(1)	6,100	102,336
The New York Times Co.	7,700	134,981
Workpoint Entertainment(1)	207,400	119,935
		576,702

Mining (1.3%)
Royal Gold Inc.	15,297	466,864

Miscellaneous Manufacturers (0.9%)
AGFA-Gevaert NV(1)	9,400	143,417
Cycle Country Accessories Corp.*	41,270	78,413
Leggett & Platt, Inc.	6,500	113,360
		335,190
Oil & Gas (3.7%)
Aurora Oil & Gas Corp.*	128,100	198,555
Daylight Resources Trust	29,950	219,402
Fairborne Energy Trust	28,800	191,134
Focus Energy Trust	5,500	93,343
Gasco Energy Inc.*	30,600	60,588
Harvest Energy Trust	6,600	137,082
Paramount Energy Trust	22,700	144,901
Penn West Energy Trust	7,000	182,000
Transmeridian Exploration Inc.*	56,600	112,634
		1,339,639
Oil Refining & Marketing (0.3%)
Neste Oil OYJ(1)	2,620	92,535

Pharmaceuticals (0.6%)
Apex Healthcare BHD(1)	162,000	85,713
C&O Pharmaceutical Technology Holdings Ltd.*(1)	103,000	31,441
Eu Yan Sang International Ltd.(1)	94,000	37,745
NBTY, Inc.*	2,000	54,800
		209,699
Real Estate (1.7%)
Amanah Harta Tanah PNB(1)	53,200	13,719
Amanah Harta Tanah PNB 2(1)	192,200	30,129
AVJennings Homes Ltd. (1)	60,400	59,732
Housevalues Inc.*	21,400	66,340
Northern European Properties Ltd.(1)	161,000	166,209
Risanamento SpA*(1)	19,400	104,047
Ticon Industrial(1)	148,000	90,645
UOL Group Ltd.(1)	23,000	71,358
		602,179
REITS (2.1%)
Al-Hadharah Boustead REIT(1)	42,000	17,827
Cambridge Industrial Trust(1)	176,000	86,200
HRPT Properties Trust	43,200	333,936
MCO CR-REIT	6,590	56,322
MID Reit Inc.(1)	30	139,693
Parkway Life Real Estate Investment Trust*	141,000	110,688
		744,666
Retail (2.1%)
Bijou Brigitte AG(1)	686	116,729
Borders Group Inc.	8,000	85,200
Doutor Nichires Holdings Co. Ltd.*	3,200	51,703
Food Junction Holdings(1)	486,000	171,887
Haverty Furniture Cos Inc.	10,950	98,440
Kyoto Kimono Yuzen Co. Ltd.(1)	187	151,930
Multi Indocitra Tbk PT(1)	910,000	74,807
		750,696
Savings & Loans (0.0%)(3)
First Federal of Northern Michigan Bancorp, Inc.	755	5,655
Monarch Community Bancorp, Inc.	999	11,469
		17,124
Software (0.9%)
IBA Healthcare Ltd.(1)	175,275	138,356
Kingdee International Software Group Co. Ltd.(1)	54,000	41,796
Software Service Inc.	11,400	127,659
		307,811
Telecommunications (1.3%)
Chunghwa Telecom Co.(1)	31,000	65,441
Chunghwa Telecom Co. - ADR	2,391	50,472
Fastweb(1)	3,850	141,536
Longcheer Holdings Ltd.(1)	280,500	109,378
Motorola Inc.	3,700	59,348
Shin Corp PLC(1)	62,800	48,691
		474,866

Toys-Games-Hobbies (0.2%)
Action Products International*	66,592	63,262

Transportation (0.8%)
Oesterreichische Post AG(1)	4,040	140,574
Sakai Moving Service Co. Ltd.	1,050	31,392
Singapore Post Ltd.	156,000	120,404
		292,370
TOTAL COMMON STOCKS (Identified Cost $14,376,903)		13,148,144

INVESTMENT COMPANIES (5.0%)
Closed-end Funds (5.0%)
JZ Equity Partners PLC(1)	40,000	97,110
Macquarie International Infrastructure Fund Ltd.(1)	113,000	77,058
MFS Intermediate Income Trust	7,295	44,354
Royce Value Trust, Inc.	30,712	675,664
Ticon Property Fund	150,450	48,237
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	35,634	419,056
Western Asset/Claymore Inflation-Linked Securities & Income Fund	36,412	427,113

TOTAL INVESTMENT COMPANIES (Identified Cost $1,814,422)		1,788,592

PREFERRED STOCKS (4.3%)
Banks (2.8%)
Bank of America Corp., Series E(4)	5,400	108,324
BNY Capital IV	500	11,545
Fifth Third Capital Trust VI(4)	5,150	107,120
KeyCorp Capital VIII	400	8,040
Midwest Banc Holdings, Inc.	8,300	222,440
Susquehanna Capital Group, Series I	16,500	412,500
Taylor Capital Trust	600	15,075
US Bancorp, Series B	5,300	115,169
		1,000,213
Diversified Financial Services (0.9%)
Citigroup Capital XV	10,000	194,500
National City Capital Trust IV	5,650	118,367
		312,867
Oil & Gas (0.0%)(3)
GMX Resources Inc., Series B	500	12,990

Savings & Loans (0.3%)
Washington Mutual Capital Trust 2001, Convertible, Series UNIT	3,900	110,175
Washington Mutual Inc., Convertible, Series R	10	8,850
		119,025
Schools (0.3%)
New Horizons Worldwide Inc.*(1)(2)	2,867	101,805

Software (0.0%)(3)
Interactive Voice, Data, and Fax Inc.*(1)(2)	4,000	9,812

TOTAL PREFERRED STOCKS (Identified Cost $1,562,222)		1,556,712

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (1.8%)
Semiconductors (0.1%)
ASM International NV
4.250%	12/06/2011	45,000	54,506

Foreign Convertible Bonds (1.6%)
Investment Companies (1.1%)
Pargesa Netherlands NV - CHF
1.750%	06/15/2014	450,000	385,376
Telecommunications (0.6%)
Macquarie Communications Infrastructure Management - USD
2.500%	08/23/2013	250,000	215,521
			600,897
TOTAL CONVERTIBLE BONDS (Identified Cost $636,246)			655,403

CORPORATE BONDS (5.3%)
Banks (0.1%)
Rabobank Nederland(5)
4.500%	11/12/2008	50,000	50,039

Diversified Financial Services (1.7%)
General Electric Capital Corp., Series A
7.750%	06/09/2009	575,000	600,406

Electrical Components & Equipment (0.1%)
Pacificorp, Series H
6.375%	05/15/2008	50,000	50,296

Insurance (0.4%)
Metropolitan Life Global Funding I(4)(6)
5.750%	07/25/2011	130,000	136,674

Machinery-Diversified (0.3%)
The Manitowoc Co. Inc.
7.125%	11/01/2013	115,000	113,850

Oil & Gas (0.7%)
Husky Oil Co.(4)
8.900%	08/15/2028	250,000	252,093

Savings & Loans (0.4%)
Washington Mutual, Inc.
4.000%	01/15/2009	145,000	136,539

Foreign Corporate Bonds (1.6%)
Banks (1.4%)
Rabobank Nederland - GBP
4.625%	05/31/2012	40,000	78,023
Rabobank Nederland - CHF
4.250%	09/14/2012	450,000	420,150
			498,173
Diversified Financial Services (0.2%)
General Electric Capital Corp. - CHF
3.875%	05/07/2014	80,000	72,076

TOTAL CORPORATE BONDS (Identified Cost $1,866,609)			1,910,146

GOVERNMENT BONDS (28.7%)
Foreign Bonds & Notes (5.5%)
Norway Government Bond
5.000%	05/15/2015	246,000	46,214
Singapore Government Bond
3.750%	09/01/2016	760,000	570,727
3.250%	09/01/2020	550,000	392,424
Switzerland Government Bond
3.500%	08/07/2010	170,000	153,731
4.000%	06/10/2011	600,000	552,224
2.250%	07/06/2020	310,000	248,898
			1,964,218
U.S. Treasury Bonds & Notes (23.2%)
U.S. Treasury Inflation Indexed Bond
2.375%	01/15/2025	3,014,549	3,164,806
2.000%	01/15/2026	3,094,497	3,081,927
U.S. Treasury Inflation Indexed Note
3.375%	01/15/2012	1,146,854	1,251,055
1.625%	01/15/2015	790,000	867,814
			8,365,602
TOTAL GOVERNMENT BONDS (Identified Cost $9,740,563)			10,329,820

MUNICIPAL BONDS (1.4%)
Student Loan (1.4%)
North Carolina State Education Assistance Authority(4)
5.500%	07/01/2034	500,000	500,000

TOTAL MUNICIPAL BONDS (Identified Cost $500,000)			500,000

REVERSE CONVERTIBLE BONDS (1.3%)
Appliances (0.3%)
Barclays Bank PLC - Whirlpool Corp.
9.250%	04/25/2008	135,000	119,380

Gold Mining (1.7%)
Barclays Bank PLC - Newmont Mining Corp.
10.000%	03/28/2008	125,000	125,988
Credit Suisse USA Inc. - Harmony Gold Mining
11.500%	03/20/2008	149,000	112,361
			238,349
Petroleum Refining (0.3%)
Barclays Bank PLC - ConocoPhillips
9.000%	02/27/2008	125,000	125,312

TOTAL REVERSE CONVERTIBLE BONDS (Identified Cost $529,519)			483,041

STRUCTURED CORPORATE BONDS (7.3%)
CPI (Consumer Price Index) Linked (0.0%)(3)
Merrill Lynch & Co. Inc.(4)
4.130%	03/24/2009	17,000	16,150
Fixed to Float (0.5%)
ILFC E-Capital Trust I(4)(6)
5.900%	12/21/2065	200,000	197,449

LIBOR (London Interbank Offered Rate) Floaters (1.9%)
Lehman Brothers Holdings, Inc.(4)
4.978%	11/16/2009	160,000	155,870
Meridian Funding Co. LLC(4)(6)
5.623%	07/26/2010	403,335	371,853
National Semiconductor Corp.(4)
5.241%	06/15/2010	160,000	156,505
			684,228
Non-Inversion (4.0%)
American International Group Inc. 30yr – 2yr CMS(4)
7.500%	03/23/2022	325,000	308,750
BNP Paribas US Medium-Term Note 30yr – 2yr CMS(4)
6.500%	04/28/2015	150,000	149,625
Lehman Brothers Holdings Inc. 30yr – 10 yr CMS(4)
8.000%	10/29/2019	40,000	39,200
Lehman Brothers Holdings Inc. 30yr – 2 yr CMS(4)
7.000%	09/29/2021	270,000	264,600
8.500%	01/10/2022	115,000	112,988
Rabobank Nederland 30 yr – 2 yr CMS(4)
6.820%	04/01/2019	180,000	164,700
The Royal Bank of Scotland PLC 30yr – 10 yr CMS(1)(4)
7.000%	12/08/2016	150,000	148,313
Toyota Motor Credit Corp. 30yr – 10 yr CMS(4)
8.000%	05/23/2022	175,000	165,375
Toyota Motor Credit Corp. 30yr – 2 yr CMS(4)
7.500%	10/31/2016	50,000	49,750
			1,403,301

Range Accrual (0.9%)
American International Group Inc. 12M LIBOR 0-7%(4)
8.500%	10/24/2022	250,000	248,125
BNP Paribas SA 3M LIBOR 0-7%(4)
7.000%	10/26/2021	85,000	83,725
			331,850
TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $2,637,850)			2,632,978

Exercise Price	Expiration Date	Contracts	Value
PURCHASED OPTIONS (0.3%)
Call Options (0.3%)
CBOE SPX Volatility
$27.50	01/16/2008	860	64,500
CBOE SPX Volatility
$25.00	01/16/2008	465	60,450

TOTAL PURCHASED OPTIONS (Identified Cost $190,295)			124,950

Exercise Price	Expiration Date	Shares	Value
RIGHTS & WARRANTS (0.3%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants*
$5.00	08/01/2010	25,000	42,500

Insurance (0.0%)(2)
Jerneh Asia Warrants*
1.60 MYR	07/26/2012	24,660	3,728

Leisure Time (0.0%)(2)
California WOW Xperience PCL Rights*(1)
1.50 THB	01/18/2008	32,036	4,042

Lodging (0.0%)(2)
Paliburg Holdings Ltd. Warrants*(1)
0.21 HKD	11/05/2009	130,634	0

Real Estate (0.1%)
Bakrieland Development Tbk PT*
250.00 IDR	04/30/2010	805,000	31,711

Schools (0.1%)
New Horizons Worldwide Inc. Warrants*(1)(2)
$ 0.75	07/03/2012	17,778	23,000

Software (0.0%)(3)
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
$ 17.33	07/06/2008	1,667	0

Toys-Games-Hobbies (0.0%)(3)
Action Products International Warrants*(1)(2)
$ 3.75	01/31/2010	105	2

TOTAL RIGHTS & WARRANTS (Identified Cost $15,523)			104,983

Interest	Maturity	Shares/Principal
Rate	Date	Amount	Value
SHORT TERM INVESTMENTS (6.5%)
Money Markets (5.1%)
Northern Institutional Fund - Diversified Asset Portfolio
		1,851,066	1,851,066
U.S. Treasury Bills (1.4%)
U.S. Treasury Bill Discount Note(7)
3.28%	3/27/2008	500,000	496,246
TOTAL SHORT TERM INVESTMENTS (Identified Cost $2,346,325)			2,347,312

TOTAL INVESTMENTS (98.7%) (Identified Cost 36,216,477)			35,582,081

TOTAL OTHER ASSETS LESS LIABILITIES (1.3%)			473,259

TOTAL NET ASSETS (100.0%)			$36,055,340

SCHEDULE OF SECURITIES SOLD SHORT

Name		Shares	Value
iShares FTSE/Xinhua China 25 Index Fund		(800)	$(136,360)
Janus Capital Group Inc.		(2,010)	(66,029)

Vanguard Emerging Markets ETF	(100)	(10,473)

TOTAL SECURITIES SOLD SHORT (Proceeds $158,442)		$(212,862)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition	Market	Value as a %
Amount/Shares	Date	Value	of Net Assets
Action Products International Warrants*(1)(2)
105	1/10/2006	$2	0.0	%(3)
Idaho Trust Bancorp*(1)(2)
9,500	8/30/2006	88,238	0.2%
Interactive Voice, Data, and Fax Inc.*(1)(2)
4,000	9/14/2006 – 1/05/2007	9,812	0.0	%(3)
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
1,667	1/05/2007	0	0.0	%(3)
New Horizons Worldwide Inc.*(1)(2)
2,867	07/03/2007	101,805	0.3%
New Horizons Worldwide Inc. Warrants*(1)(2)
17,778	07/03/2007	23,000	0.1%
Premier Wealth Management*(1)(6)
58,000	05/26/2006 – 07/11/2006	1,740	0.0	%(3)
		$224,597	0.6%

* Non Income Producing Security

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of December 31, 2007 is $8,858,334.

(2) This security is considered illiquid by the investment adviser.

(3) Less than 0.05% of Total Net Assets.

(4) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2007.

(5) Represents a step bond. Rate disclosed is as of December 31, 2007.

(6) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser. The costs of the securities are $1,820,776.

(7) This security has been segregated to be used as collateral for securities sold short.

ADR – American Depositary Receipts

AG – Aktiengesellshaft (German: stock corporation)

BHD – Berhad

CHF – Swiss Franc

CMS – Constant Maturity Swap Curve

CN – Canadian Exchange

ETF – Exchange Traded Funds

GBP – Pound Sterling

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

LIBOR – London Interbank Offered Rate

MYR – Malaysian Ringgit

NV – Naamloze Vennotschap

OYJ – Julkinen Osakeyhtio (Finnish: public limited (trade) company)

PCL – Public Company Limited

PLC – Public Limited Company

PNB – Permodalan Naional Berhad

PT – Perseroan Terbuka (Indonesia limited liability company)

REIT – Real Estate Investment Trust

SA – Societe Anonyme (French company designation)

SP – Singapore Exchange

SpA – Societa per Azioni (Italian: Limited share company)

THB – Thai Baht

See Notes to Schedule of Investments

Utopia Yield Income Fund

Country Breakdown as a percentage of Net Assets

Country	% of NA
Australia	2.0%
Austria	0.4%
Belgium	0.4%
Bermuda	0.4%
Canada	3.5%
Cayman Islands	0.6%
China	0.3%
Finland	0.3%
Germany	0.6%
Great Britain	1.5%
Hong Kong	1.3%
India	0.3%
Indonesia	0.7%
Ireland	0.5%
Israel	0.1%
Italy	0.9%
Japan	6.7%
Malaysia	1.1%
Netherlands	3.5%
Norway	0.1%
Singapore	5.8%
South Korea	0.6%
Switzerland	2.9%
Taiwan	1.5%
Thailand	1.8%
United States	54.4%

Short Term & Net Other Assets	7.8%
Total Net Assets	100.0%

Utopia Core Conservative Fund	as of December 31, 2007 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (43.5%)
Apparel (0.3%)
Ocean Sky International Ltd.	1,583,000	$274,931
Auto Manufacturers (0.3%)
Showa Aircraft Industry Co. Ltd.(1)	25,000	239,159
Banks (2.6%)
Corus Bankshares, Inc.	24,000	256,080
Idaho Trust Bancorp*(1)(2)	28,500	264,714
MidWestOne Financial Group, Inc.	19,550	326,876
Mitsubishi UFJ Financial Group Inc. - ADR	26,700	249,111
Mizuho Financial Group(1)	79	376,312
National Bancshares Inc.*	64,000	166,400
Nexity Financial Corp.*	20,699	137,441
The Shikoku Bank Ltd.(1)	98,000	369,587
Southern National Bancorp of Virginia Inc.*	1,788	16,092
The Tokushima Bank Ltd.(1)	43,000	248,367
		2,410,980
Beverages (0.7%)
Diedrich Coffee Inc.*	53,976	188,376
Swiss Water Decaffeinated Coffee Income Fund	41,200	317,260
Ten Ren Tea Co Ltd.(1)	148,320	130,972
		636,608
Building Materials (0.8%)
Dynasty Ceramic PCL(1)	892,900	409,777
ENDO Lighting Corp.(1)	115,000	375,871
		785,648
Chemicals (2.1%)
CENTROTEC Sustainable AG*(1)	19,100	391,037
Century Sunshine Ecological Technology Holdings Ltd.(1)	2,450,000	111,795
Chemical Co. of Malaysia BHD(1)	41,500	35,883
Kansai Paint Co. Ltd.*(1)	41,000	295,948
Korea Polyol Co Ltd.(1)	4,204	245,451
Meghmani Organics Ltd.(1)	1,664,400	420,537
Yip’s Chemical Holdings Ltd.(1)	664,600	477,052
		1,977,703
Commercial Services (0.4%)
Collectors Universe	32,157	396,817

Computers (0.3%)
Creative Technology Ltd. SP(1)	54,400	237,418

Distribution-Wholesale (0.3%)
China Hong Kong Photo Products Holdings Ltd.(1)	3,220,700	321,599

Diversified Financial Services (1.3%)
Guoco Group Ltd.(1)	30,000	400,004
Mega Financial Holding Co. Ltd.(1)	588,000	359,994
Premier Wealth Management.*	188,000	5,640
Premier Wealth Management.*(1)(6)	195,500	5,865
SinoPac Financial Holdings Co.(1)	1,100,000	410,315
		1,181,818
Electrical Components & Equipment (1.1%)
FINETEC Corp.*(1)	16,700	226,308
Merix Corp.*	42,000	195,300
Viridis Clean Energy Group(1)	400,100	313,963
Xantrex Technology Inc.*	27,685	258,350
Xantrex Technology Inc. CN*	1,715	16,004
		1,009,925
Engineering & Construction (0.5%)
CH. Karnchang PCL(1)	1,892,600	470,035

Entertainment (1.7%)
Avex Group Holdings Inc.(1)	22,300	278,155
TMS Entertainment Ltd.(1)	199,300	536,059
Toei Co. Ltd.(1)	73,000	442,656
Yoshimoto Kogyo Co. Ltd.(1)	26,642	363,417
		1,620,287
Environmental Control (0.2%)
Sinomem Technology Ltd.*(1)	304,000	186,440

Food (1.7%)
Celestial Nutrifoods Ltd.(1)	760,000	536,638
China Milk Products Group Ltd.(1)	380,000	286,350

Galaxy Nutritional Foods Inc.*	31,314	8,142
Petra Foods Ltd.(1)	283,000	301,589
Tofutti Brands Inc.*	61,200	171,360
Total Produce PLC	358,200	308,987
		1,613,066
Gas (0.4%)
Great Taipei Gas Co. Ltd.(1)	682,000	341,876

Healthcare Products (1.2%)
LMA International NV*(1)	1,376,000	437,812
Techno Medica Co. Ltd.(1)	304	654,580
		1,092,392
Holding Companies (1.2%)
Babcock & Brown Wind Partners(1)	308,000	456,690
Grubb & Ellis Realty Advisors Inc.*	3,202	19,532
Haw Par Corp.(1)	33,000	161,060
Hotung Investment Holdings Ltd.(1)	1,482,000	243,048
India Hospitality Corp.*	31,000	193,750
KPC Holdings(1)	1,482	90,816
		1,164,896
Home Builders (0.3%)
Johor Land BHD(1)	19,000	7,275
Sekisui Chemical Co. Ltd.(1)	40,000	267,182
		274,457
Insurance (2.3%)
21st Century Holding Co.	19,200	257,856
Financial Industries Corp.*	76,100	433,770
Jerneh Asia BHD*(1)	694,200	332,322
Kurnia Asia BHD*(1)	1,192,000	343,507
Panin Insurance Tbk PT*(1)	5,502,500	191,424
Panin Life Tbk PT*(1)	9,050,000	185,449
Swiss Reinsurance(1)	5,400	382,019
		2,126,347
Internet (1.6%)
CS Loxinfo PCL(1)	1,206,200	140,733
FTD Group, Inc.	12,200	157,136
Internet Gold-Golden Lines Ltd.*	13,300	158,270
Kintera Inc.*	203,700	303,513
NutriSystem Inc.*	13,550	365,579
United Online Inc.	33,000	390,060
		1,515,291
Iron/Steel (0.4%)
Tokyo Steel Manufacturing Co. Ltd.(1)	30,700	339,459

Leisure Time (0.7%)
California WOW Xperience PCL(1)	209,084	35,690
HIS Co. Ltd.	34,900	621,368
		657,058
Lodging (0.3%)
Paliburg Holdings Ltd.(1)	7,392,175	245,066

Machinery-Diversified (0.4%)
ATS Automation Tooling Systems Inc.*	69,890	367,525

Media (1.8%)
Gannett Co. Inc	7,900	308,100
Independent News & Media PLC(1)	84,974	295,260
Mondo TV SpA*(1)	17,400	291,911
The New York Times Co.	22,400	392,672
Workpoint Entertainment(1)	621,500	359,400
		1,647,343
Mining (1.2%)
Royal Gold Inc.	35,395	1,080,255

Miscellaneous Manufacturers (1.2%)
AGFA-Gevaert NV(1)	30,000	457,713
Cycle Country Accessories Corp.*	145,550	276,545
Leggett & Platt, Inc.	21,700	378,448
		1,112,706
Oil & Gas (4.5%)
Aurora Oil & Gas Corp.*	351,700	545,135
Canetic Resources Trust	10,500	142,348
Daylight Resources Trust	92,550	677,984
Fairborne Energy Trust	95,000	630,478
Focus Energy Trust	18,800	319,064
Gasco Energy Inc.*	93,500	185,130
Harvest Energy Trust	20,875	433,574
Paramount Energy Trust	72,200	460,874
Penn West Energy Trust	17,000	442,000

Transmeridian Exploration Inc.*	173,500	345,265
		4,181,852
Oil Refining & Marketing (0.3%)
Neste Oil OYJ(1)	9,160	323,519

Pharmaceuticals (0.7%)
Apex Healthcare BHD(1)	454,000	240,207
C&O Pharmaceutical Technology Holdings Ltd.*(1)	373,000	113,860
Eu Yan Sang International Ltd.(1)	349,000	140,138
NBTY, Inc.*	4,900	134,260
		628,465
Real Estate (2.0%)
Amanah Harta Tanah PNB(1)	106,600	27,490
Amanah Harta Tanah PNB 2(1)	529,626	83,023
AVJennings Homes Ltd.	205,900	203,624
Housevalues Inc.*	79,500	246,450
Northern European Properties Ltd.(1)	466,000	481,078
Risanamento SpA*(1)	61,700	330,912
Ticon Industrial(1)	387,000	237,025
UOL Group Ltd.(1)	84,000	260,610
		1,870,212
REITS (2.2%)
Al-Hadharah Boustead REIT(1)	132,000	56,029
Cambridge Industrial Trust(1)	576,000	282,108
HRPT Properties Trust	99,800	771,454
MCO CR-REIT	22,350	191,015
MID Reit Inc.(1)	89	414,424
Parkway Life Real Estate Investment Trust*	458,000	359,540
		2,074,570
Retail (2.5%)
Bijou Brigitte AG(1)	1,987	338,107
Borders Group Inc.	34,200	364,230
Doutor Nichires Holdings Co. Ltd.*	10,500	169,650
Food Junction Holdings(1)	1,320,000	466,853
Haverty Furniture Cos Inc.	31,950	287,231
Kyoto Kimono Yuzen Co. Ltd.(1)	498	404,604
Multi Indocitra Tbk PT(1)	3,050,000	250,726
		2,281,401
Savings & Loans (0.0%)(3)
First Federal of Northern Michigan Bancorp, Inc.	2,970	22,245
Monarch Community Bancorp, Inc.	999	11,469
		33,714
Software (0.9%)
IBA Healthcare Ltd.(1)	434,250	342,782
Kingdee International Software Group Co. Ltd.(1)	188,000	145,512
Software Service Inc.	32,900	368,419
		856,713
Telecommunications (1.9%)
Chunghwa Telecom Co.(1)	108,000	227,988
Chunghwa Telecom Co. - ADR	11,564	244,108
Fastweb(1)	11,550	424,608
Longcheer Holdings Ltd.(1)	1,149,000	448,042
Motorola Inc.	15,100	242,204
Shin Corp PLC(1)	197,700	153,282
		1,740,232
Toys-Games-Hobbies (0.3%)
Action Products International*	258,474	245,550

Transportation (0.9%)
Oesterreichische Post AG*(1)	9,770	339,952
Sakai Moving Service Co. Ltd.	4,225	126,317
Singapore Post Ltd.(1)	507,000	391,314
		857,583
TOTAL COMMON STOCKS (Identified Cost $44,299,285)		40,420,916

INVESTMENT COMPANIES (4.7%)
Closed-end Funds (4.7%)
JZ Equity Partners PLC(1)
Macquarie International Infrastructure Fund Ltd.(1)	122,000	296,184
Royce Value Trust, Inc.	414,000	282,318
Ticon Property Fund	71,148	1,565,256
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	413,500	132,575
Western Asset/Claymore Inflation-Linked Securities & Income Fund	88,166	1,036,832
	88,390	1,036,815

TOTAL INVESTMENT COMPANIES (Identified Cost $4,422,196)		4,349,980

PREFERRED STOCKS (4.7%)
Banks (2.9%)
Bank of America Corp., Series E(4)	13,950	279,837
BNY Capital IV	1,475	34,058
Fifth Third Capital Trust VI(4)	16,750	348,400
KeyCorp Capital VIII	1,500	30,150
Midwest Banc Holdings, Inc.	19,525	523,270
Susquehanna Capital Group, Series I	45,150	1,128,750
Taylor Capital Trust	2,000	50,250
US Bancorp	13,400	291,182
		2,685,897
Diversified Financial Services (1.1%)
Capital One Capital II	400	7,600
Citigroup Capital XV	30,000	583,500
National City Capital Trust IV	18,300	383,385
		974,485
Oil & Gas (0.0%)(3)
GMX Resources Inc.	1,161	30,163

Savings & Loans (0.5%)
Washington Mutual Capital Trust 2001, Convertible, Series UNIT	13,300	375,725
Washington Mutual Inc., Convertible, Series R	33	29,205
		404,930
Schools (0.2%)
New Horizons Worldwide Inc.*(1)(2)	5,735	203,646

Software (0.0%)(3)
Interactive Voice, Data, and Fax Inc.*(1)(2)	16,600	40,720

TOTAL PREFERRED STOCKS (Identified Cost $4,470,646)		4,339,841

Interest Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE BONDS (1.7%)
Semiconductors (0.2%)
ASM International NV
4.250%	12/06/2011	165,000	199,856

Foreign Convertible Bonds (1.5%)
Investment Companies (1.0%)
Pargesa Netherlands NV - CHF
1.750%	06/15/2014	1,110,000	950,595
Telecommunications (0.5%)
Macquarie Communications Infrastructure Management - USD
2.500%	08/23/2013	500,000	431,042
			1,381,637

TOTAL CONVERTIBLE BONDS (Identified Cost $1,516,017)			1,581,493

CORPORATE BONDS (3.1%)
Banks (0.1%)
Rabobank Nederland(5)
4.500%	11/12/2008	130,000	130,101

Electrical Components & Equipment (0.1%)
Pacificorp, Series H	05/15/2008
6.375%		100,000	100,592

Machinery-Diversified (0.4%)
The Manitowoc Co. Inc.
7.125%	11/01/2013	340,000	336,600

Oil & Gas (0.7%)
Husky Oil Co.(4)	08/15/2028
8.900%		600,000	605,024

Savings & Loans (0.4%)
Washington Mutual, Inc.	01/15/2009
4.000%		355,000	334,285

Foreign Corporate Bonds (1.4%)
Banks (1.2%)
Rabobank Nederland - GBP
4.625%	05/31/2012	98,000	191,157
Rabobank Nederland - CHF
4.250%	09/14/2012	1,000,000	933,667
			1,124,824

Diversified Financial Services (0.2%)
General Electric Capital Corp. - CHF
3.875%	05/07/2014	210,000	189,200

TOTAL CORPORATE BONDS (Identified Cost $2,744,254)			2,820,626

GOVERNMENT BONDS (23.8%)
Foreign Bonds & Notes (4.0%)
Norway Government Bond
5.000%	05/15/2015	640,000	120,231
Singapore Government Bond
3.750%	09/01/2016	700,000	525,669
3.250%	09/01/2020	1,325,000	945,385
Switzerland Government Bond
3.500%	08/07/2010	445,000	402,412
4.000%	06/10/2011	1,300,000	1,196,485
2.250%	07/06/2020	675,000	541,956
			3,732,138
U.S. Treasury Bonds & Notes (19.8%)
U.S. Treasury Inflation Indexed Bond
2.375%	01/15/2025	7,314,714	7,679,309
2.000%	01/15/2026	7,578,360	7,547,577
U.S. Treasury Inflation Indexed Note
3.375%	01/15/2012	952,771	1,039,338
1.625%	01/15/2015	1,950,000	2,142,073
			18,408,297

TOTAL GOVERNMENT BONDS (Identified Cost $20,946,075)			22,140,435

MUNICIPAL BONDS (1.3%)
Student Loan (1.3%)
North Carolina State Education Assistance Authority(4)
5.500%	07/01/2034	1,200,000	1,200,000

TOTAL MUNICIPAL BONDS (Identified Cost $1,200,000)			1,200,000

REVERSE CONVERTIBLE BONDS (1.2%)
Appliances (0.3%)
Barclays Bank PLC - Whirlpool Corp.
9.250%	04/25/2008	330,000	291,819

Gold Mining (0.6%)
Barclays Bank PLC - Newmont Mining Corp.
10.000%	03/28/2008	285,000	287,252
Credit Suisse USA Inc. – Harmony Gold Mining
11.500%	03/20/2008	324,000	244,328
			531,580
Petroleum Refining (0.3%)
Barclays Bank PLC - ConocoPhillips
9.000%	02/27/2008	290,000	290,725

TOTAL REVERSE CONVERTIBLE BONDS (Identified Cost $1,219,041)			1,114,124

STRUCTURED CORPORATE BONDS (6.4%)
CPI (Consumer Price Index) Linked (0.0%)(3)
Merrill Lynch & Co. Inc.(4)
4.130%	03/24/2009	43,000	40,850

Fixed to Float (0.7%)
ILFC E-Capital Trust I(4)(6)
5.900%	12/21/2065	700,000	691,071

LIBOR (London Interbank Offered Rate) Floaters (2.0%)
Lehman Brothers Holdings, Inc.(4)
4.978%	11/16/2009	490,000	477,351
Meridian Funding Co. LLC(4)(6)
5.623%	07/26/2010	999,170	921,181
National Semiconductor Corp.(4)
5.241%	06/15/2010	475,000	464,624
			1,863,156
Non-Inversion (2.9%)
BNP Paribas US Medium-Term 30yr – 2 yr CMS(4)
6.500%	04/28/2015	350,000	349,125
Lehman Brothers Holdings Inc. 30yr – 10 yr CMS(4)
8.000%	10/29/2019	90,000	88,200
Lehman Brothers Holdings Inc.30yr – 2 yr CMS(4)
7.000%	09/29/2021	730,000	715,400
8.500%	01/10/2022	260,000	255,450

Rabobank Nederland – 30yr – 2 yr CMS(4)
6.820%	04/01/2019	400,000	366,000
The Royal Bank of Scotland PLC 30 yr – 10 yr CMS(1)(4)
7.000%	12/08/2016	380,000	375,725
Toyota Motor Credit Corp. 30yr – 10yr CMS(4)
8.000%	05/23/2022	385,000	363,825
Toyota Motor Credit Corp. 30yr – 2yr CMS(4)
7.500%	10/31/2016	200,000	199,000
			2,712,725
Range Accrual (0.8%)
American International Group, Inc. 12M LIBOR 0-7%(4)	10/24/2022
8.500%		550,000	545,875
BNP Paribas SA 3M LIBOR 0-7%(4)
7.000%	10/26/2021	225,000	221,625
			767,500

TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $6,057,424)			6,075,302

Exercise Price	Expiration Date	Contracts	Value
PURCHASED OPTIONS (0.3%)
Call Options(0.3%)
CBOE SPX Volatility
$27.50	01/16/2008	1,850	138,750
CBOE SPX Volatility
$25.00	01/16/2008	1,020	132,600
			271,350
Put Options(0.0%)
Amazon.Com, Inc.
$85.00	01/19/2008	35	3,657

TOTAL PURCHASED OPTIONS (Identified Cost $443,160)			275,007

Exercise Price	Expiration Date	Shares	Value
RIGHTS & WARRANTS (0.3%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants*
$5.00	08/01/2010	62,000	105,400

Insurance (0.0%)(3)
Jerneh Asia Warrants*(1)
1.60 MYR	07/26/2012	17,100	2,585

Leisure Time (0.0%)(3)
California WOW Xperience PCL Rights(1)
1.50 THB	01/18/2008	104,542	13,190

Lodging (0.0%)(2)
Paliburg Holdings Ltd. Warrants*(1)
0.21 HKD	11/05/2009	489,503	0

Real Estate (0.1%)
Bakrieland Development Tbk PT Warrants*
250.00 IDR	04/30/2010	2,583,000	101,752

Schools (0.1%)
New Horizons Worldwide Inc.*(1)(2)
$0.75	07/03/2012	35,556	46,001

Software (0.0%)(3)
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
$17.33	07/06/2008	6,917	2

Toys-Games-Hobbies (0.0%)(3)
Action Products International Warrants*(1)(2)
$3.75	01/31/2010	215	4

TOTAL RIGHTS & WARRANTS (Identified Cost $35,247)			268,934

Interest Rate	Maturity Date	Shares/Principal Amount	Value
SHORT TERM INVESTMENTS (9.1%)
Money Markets (8.0%)		7,449,514
Northern Institutional Fund - Diversified Asset Portfolio			7,449,514

U.S. Treasury Bills (1.1%)
U.S. Treasury Bill Discount Note(7)
3.28%	3/27/2008	1,000,000	992,492

TOTAL SHORT TERM INVESTMENTS (Identified Cost $8,440,033)	8,442,006

TOTAL INVESTMENTS (100.1%) (Identified Cost $95,793,378)	93,028,664

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)	(109,571)

TOTAL NET ASSETS (100.0%)	$92,919,093

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
iShares FTSE/Xinhua China 25 Index Fund	(3,600)	$(613,620)
Janus Capital Group Inc.	(6,480)	(212,868)
TD Ameritrade Holding Corp.	(4,300)	(86,258)
Vanguard Emerging Markets ETF	(500)	(52,365)
TOTAL SECURITIES SOLD SHORT
(Proceeds $709,252)		$(965,111)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal Amount/Shares	Acquisition Date	Market Value	Value as a % of Net Assets
Action Products International Warrants*(1)(2)
215	1/10/2006	4	0.0	%(3)
Idaho Trust Bancorp*(1)(2)
28,500	8/30/2006	264,714	0.3%
Interactive Voice, Data, and Fax Inc.*(1)(2)
16,000	9/14/2006 – 1/05/2007	40,720	0.0	%(3)
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
6,917	1/05/2007	2	0.0	%(3)
New Horizons Worldwide Inc.*(1)(2)
5,735	07/03/2007	203,646	0.2%
New Horizons Worldwide Inc. Warrants*(1)(2)
35,556	07/03/2007	46,001	0.0	%(3)
Premier Wealth Management.*(1)(6)
195,500	05/26/2006 – 07/11/2006	5,865	0.0	%(3)
		$560,952	0.5%

* Non Income Producing Security

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of December 31, 2007 is $24,231,305.

(2) This security is considered illiquid by the investment adviser.

(3) Less than 0.05% of Total Net Assets.

(4) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2007.

(5)  Represents a step bond. Rate disclosed is as of December 31, 2007.

(6) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser. The costs of the securities are $1,978,046.

(7) This security has been segregated to be used as collateral for securities sold short.

ADR – American Depositary Receipts

AG – Aktiengesellshaft (German: stock corporation)

BHD – Berhad

CHF – Swiss Franc

CMS – Constant Maturity Swap Curve

CN – Canadian Exchange

ETF – Exchange Traded Funds

GBP – Pound Sterling

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

LIBOR – London Interbank Offered Rate

MYR – Malaysian Ringgit

NV – Naamloze Vennotschap

OYJ – Julkinen Osakeyhtio (Finnish: public limited (trade) company)

PCL – Public Company Limited

PLC – Public Limited Company

PNB – Permodalan Naional Berhad

PT – Perseroan Terbuka (Indonesia limited liability company)

REIT – Real Estate Investment Trust

SA – Societe Anonyme (French company designation)

SP – Singapore Exchange

SpA – Societa per Azioni (Italian: Limited share company)

THB – Thai Baht

See Notes to Schedule of Investments

Utopia Core Conservative Fund

Country Breakdown as a percentage of Net Assets

Country	% of NA
Australia	1.9%
Austria	0.4%
Belgium	0.5%
Bermuda	0.6%
Canada	4.1%
Cayman Islands	0.6%
China	0.6%
Finland	0.3%
Germany	0.8%
Great Britain	1.5%
Hong Kong	1.6%
India	0.4%
Indonesia	0.8%
Ireland	0.7%
Israel	0.2%
Italy	1.1%
Japan	7.7%
Malaysia	1.2%
Netherlands	3.3%
Norway	0.1%
Singapore	5.5%
South Korea	0.8%
Switzerland	2.7%
Taiwan	2.1%
Thailand	2.1%
United States	49.4%

Short Term & Net Other Assets	9.0%
Total Net Assets	100.0%

Utopia Core Fund	as of December 31, 2007 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (70.9%)
Advertising (0.5%)
Getty Images Inc.*	18,700	$542,300

Aerospace/Defense (0.0%)(3)
Ballistic Recovery Systems, Inc.*	2,500	3,875

Apparel (0.7%)
Ocean Sky International Ltd.	4,672,000	811,421

Auto Manufacturers (0.4%)
Showa Aircraft Industry Co. Ltd.(1)	45,000	430,487

Banks (4.2%)
Corus Bankshares, Inc.	56,400	601,788
Idaho Trust Bancorp*(1)(2)	46,500	431,901
MidWestOne Financial Group, Inc.	45,750	764,940
Mitsubishi UFJ Financial Group Inc. - ADR	45,200	421,716
Mizuho Financial Group(1)	175	833,603
National Bancshares Inc.*	130,000	338,000
Nexity Financial Corp.*	58,857	390,810
North Valley Bancorp	2,500	32,725
The Shikoku Bank Ltd.(1)	158,000	595,864
Southern National Bancorp of Virginia Inc.*	3,218	28,962
The Tokushima Bank Ltd.(1)	70,000	404,319
		4,844,628
Beverages (1.0%)
Diedrich Coffee Inc.*	141,094	492,418
Swiss Water Decaffeinated Coffee Income Fund	56,200	432,768
Ten Ren Tea Co Ltd.(1)	257,500	227,381
		1,152,567
Building Materials (1.2%)
Dynasty Ceramic PCL(1)	1,760,000	807,714
ENDO Lighting Corp.(1)	177,000	578,515
		1,386,229
Chemicals (3.3%)
Arkema - ADR*	15	978
CENTROTEC Sustainable AG*(1)	30,650	627,501
Century Sunshine Ecological Technology Holdings Ltd.(1)	4,070,000	185,716
Chemical Co. of Malaysia BHD(1)	63,500	54,905
Kansai Paint Co. Ltd.*(1)	70,000	505,277
Korea Polyol Co Ltd.(1)	7,929	462,935
Meghmani Organics Ltd.(1)	4,184,000	1,057,154
Yip’s Chemical Holdings Ltd.(1)	1,320,800	948,075
		3,842,541
Commercial Services (0.9%)
Career Education Corp.*	18,280	459,559
Collectors Universe	50,500	623,170
		1,082,729
Computers (0.5%)
Creative Technology Ltd. SP(1)	120,000	523,717

Distribution-Wholesale (0.6%)
China Hong Kong Photo Products Holdings Ltd.(1)	6,656,000	664,627

Diversified Financial Services (1.7%)
Guoco Group Ltd.(1)	57,000	760,008
Mega Financial Holding Co. Ltd.(1)	880,000	538,766
Premier Wealth Management.*	762,600	10,938
Premier Wealth Management.*(1)(7)	398,000	11,940
SinoPac Financial Holdings Co.(1)	1,788,000	666,948
		1,988,600
Electrical Components & Equipment (1.7%)
FINETEC Corp.*(1)	41,200	558,316
Merix Corp.*	91,001	423,155
Viridis Clean Energy Group(1)	688,793	540,504
Xantrex Technology Inc.*	48,285	450,585
Xantrex Technology Inc. CN*	2,515	23,469
		1,996,029
Energy-Alternate Sources (0.2%)
Plambeck Neue Energien AG*(1)	54,150	242,957

Engineering & Construction (0.7%)
CH. Karnchang PCL(1)	3,312,000	822,548

Entertainment (2.4%)
Avex Group Holdings Inc.(1)	57,400	715,969
TMS Entertainment Ltd.(1)	318,000	855,327
Toei Co. Ltd.(1)	108,000	654,888
Yoshimoto Kogyo Co. Ltd.(1)	40,194	548,276
		2,774,460
Environmental Control (0.6%)
Sinomem Technology Ltd.*(1)	1,060,000	650,087

Food (3.2%)
Celestial Nutrifoods Ltd.(1)	950,000	670,798
China Milk Products Group Ltd.(1)	600,000	452,131
Fyffes PLC	455,000	625,320
Galaxy Nutritional Foods Inc.*	817,947	212,666
Petra Foods Ltd.(1)	493,000	525,383
Tofutti Brands Inc.*	118,336	331,341
Total Produce PLC	914,600	788,944
		3,606,583
Gas (0.5%)
Great Taipei Gas Co. Ltd.(1)	1,227,000	615,076

Healthcare Products (1.5%)
LMA International NV*(1)	2,301,000	732,125
Techno Medica Co. Ltd.(1)	467	1,005,555
		1,737,680
Holding Companies (1.9%)
Babcock & Brown Wind Partners(1)	485,000	719,138
Grubb & Ellis Realty Advisors Inc.*	3,728	22,741
Haw Par Corp.(1)	78,000	380,688
Hotung Investment Holdings Ltd.(1)	3,280,000	537,920
India Hospitality Corp.*	57,000	356,250
KPC Holdings(1)	2,277	139,533
		2,156,270
Home Builders (0.7%)
Johor Land BHD(1)	873,400	334,438
Sekisui Chemical Co. Ltd.(1)	69,000	460,889
		795,327
Insurance (3.3%)
21st Century Holding Co.	33,885	455,076
Financial Industries Corp.*	136,200	776,340
Jerneh Asia BHD*(1)	1,176,260	563,090
Kurnia Asia BHD*(1)	2,516,000	725,052
Panin Insurance Tbk PT*(1)	9,300,000	323,534
Panin Life Tbk PT*(1)	15,190,000	311,267
Swiss Reinsurance(1)	8,600	608,401
		3,762,760
Internet (4.3%)
CS Loxinfo PCL(1)	4,702,500	548,665
FTD Group, Inc.	19,700	253,736
Internet Gold-Golden Lines Ltd.*	47,200	561,680
Kintera Inc.*	577,500	860,475
NutriSystem Inc.*	29,800	804,004
Sify Ltd. - ADR*	173,300	915,024
Travelzoo, Inc.*	7,800	106,704
United Online Inc.	70,000	827,400
		4,877,688
Iron/Steel (0.5%)
Tokyo Steel Manufacturing Co. Ltd.(1)	54,300	600,411

Leisure Time (0.9%)
California WOW Xperience PCL(1)	365,583	62,405
HIS Co. Ltd.	53,500	952,527
		1,014,932
Lodging (0.5%)
Paliburg Holdings Ltd.(1)	15,789,203	523,445

Machinery-Diversified (0.8%)
ATS Automation Tooling Systems Inc.*	141,940	746,409
Gehl Co.*	7,468	119,787
		866,196
Media (3.3%)
Gannett Co. Inc	25,000	975,000
Independent News & Media PLC(1)	225,200	782,506
Mondo TV SpA*(1)	29,778	499,570
The New York Times Co.	55,000	964,150
Workpoint Entertainment(1)	943,300	545,490
		3,766,716
Mining (1.3%)
Royal Gold Inc.	47,100	1,437,492

Miscellaneous Manufacturers (2.2%)
AGFA-Gevaert NV(1)	90,000	1,373,139
Cycle Country Accessories Corp.*	273,234	519,145
Leggett & Platt, Inc.	34,100	594,704
		2,486,988
Oil & Gas (7.4%)
Aurora Oil & Gas Corp.*	555,800	861,490
Canetic Resources Trust	26,300	356,547
Daylight Resources Trust	165,000	1,208,724
Fairborne Energy Trust	168,100	1,115,614
Focus Energy Trust	26,800	454,836
Gasco Energy Inc.*	235,800	466,884
Harvest Energy Trust	47,300	982,421
Paramount Energy Trust	151,500	967,070
Penn West Energy Trust	35,000	910,000
Transmeridian Exploration Inc.*	549,083	1,092,675
		8,416,261
Oil Refining & Marketing (0.5%)
Neste Oil OYJ(1)	17,185	606,951

Pharmaceuticals (1.7%)
Apex Healthcare BHD(1)	851,000	450,255
C&O Pharmaceutical Technology Holdings Ltd.(1)	755,600	230,651
Eu Yan Sang International Ltd.(1)	607,000	243,736
NBTY, Inc.*	35,500	972,700
		1,897,342
Real Estate (3.0%)
Amanah Harta Tanah PNB(1)	172,600	44,510
Amanah Harta Tanah PNB 2(1)	778,974	122,111
AVJennings Homes Ltd.(1)	71,339	70,550
Housevalues Inc.*	257,000	796,700
Northern European Properties Ltd.(1)	934,000	964,220
Risanamento SpA*(1)	103,400	554,560
Ticon Industrial(1)	696,000	426,278
UOL Group Ltd.(1)	160,000	496,401
		3,475,330
REITS (2.8%)
Al-Hadharah Boustead REIT(1)	226,000	95,929
Cambridge Industrial Trust(1)	922,000	451,568
HRPT Properties Trust	132,900	1,027,317
MCO CR-REIT	44,410	379,552
MID Reit Inc.(1)	132	614,651
Parkway Life Real Estate Investment Trust*	744,000	584,056
		3,153,073
Retail (4.0%)
Bijou Brigitte AG(1)	3,837	652,902
Borders Group Inc.	73,200	779,580
Doutor Nichires Holdings Co. Ltd.*	20,000	323,144
Food Junction Holdings(1)	2,544,000	899,754
Haverty Furniture Cos Inc.	73,000	656,270
Kyoto Kimono Yuzen Co. Ltd.(1)	1,038	843,332
Multi Indocitra Tbk PT(1)	5,460,000	448,840
		4,603,822
Savings & Loans (0.3%)
First Federal of Northern Michigan Bancorp, Inc.	36,905	276,418
Monarch Community Bancorp, Inc.	999	11,468
		287,886
Software (1.6%)
IBA Healthcare Ltd.(1)	1,300,000	1,026,175
Kingdee International Software Group Co. Ltd.(1)	336,000	260,065
Software Service Inc.	53,500	599,100
		1,885,340
Telecommunications (2.6%)
Chunghwa Telecom Co.(1)	172,000	363,092
Chunghwa Telecom Co. - ADR	14,545	307,055
Fastweb(1)	18,600	683,784
Longcheer Holdings Ltd.(1)	1,950,000	760,384
Motorola Inc.	35,500	569,420
Shin Corp PLC*(1)	405,000	314,008
		2,997,743
Toys-Games-Hobbies (0.4%)
Action Products International*	517,607	491,727

Transportation (1.1%)
Oesterreichische Post AG*(1)	12,820	446,079
Sakai Moving Service Co. Ltd.	6,600	197,324
Singapore Post Ltd.(1)	739,000	570,377
		1,213,780

TOTAL COMMON STOCKS (Identified Cost $88,147,318)		81,036,621

INVESTMENT COMPANIES (1.1%)
Closed-end Funds (1.1%)
JZ Equity Partners PLC(1)	202,000	490,404
Macquarie International Infrastructure Fund Ltd.(1)	711,000	484,850
Ticon Property Fund	807,600	258,931
		1,234,185
TOTAL INVESTMENT COMPANIES (Identified Cost $1,310,336)		1,234,185

PREFERRED STOCKS (2.7%)
Banks (1.8%)
Fifth Third Capital Trust VI*(4)	13,900	288,842
Midwest Banc Holdings, Inc.	32,000	857,600
Susquehanna Capital Group, Series I*	33,800	845,000
		1,991,442
Oil & Gas (0.0%)(3)
GMX Resources Inc.	1,492	38,762

Savings & Loans (0.5%)
Washington Mutual Capital Trust 2001, Convertible, Series UNIT	20,400	576,300
Washington Mutual Inc., Convertible, Series R	51	45,135
		621,435
Schools (0.3%)
New Horizons Worldwide Inc.*(1)(2)	8,602	305,451

Software (0.1%)
Interactive Voice, Data, and Fax Inc.*(1)(2)	35,200	86,346

TOTAL PREFERRED STOCKS (Identified Cost $3,366,088)		3,043,436

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (1.8%)
Semiconductors (0.2%)
ASM International NV
4.250%	12/06/2011	230,000	278,587

Foreign Convertible Bonds (1.6%)
Investment Companies (1.0%)
Pargesa Netherlands NV - CHF
1.750%	06/15/2014	1,340,000	1,147,565

Telecommunications (0.6%)
Macquarie Communications Infrastructure Management - USD
2.500%	08/23/2013	750,000	646,562
			1,794,127
TOTAL CONVERTIBLE BONDS (Identified Cost $1,995,714)			2,072,714

CORPORATE BONDS (2.2%)
Banks (0.2%)
Rabobank Nederland(5)
4.500%	11/12/2008	170,000	170,132
			288,782
Electrical Components & Equipment (0.1%)
Pacificorp, Series H
6.375%	05/15/2008	125,000	125,740

Oil & Gas (0.5%)
Husky Oil Co.(4)
8.900%	08/15/2028	573,000	577,798

Foreign Corporate Bonds (1.4%)
Banks (1.2%)
Rabobank Nederland - GBP
4.625%	05/31/2012	102,000	198,959
Rabobank Nederland - CHF
4.250%	09/14/2012	1,240,000	1,157,747
			1,356,706
Diversified Financial Services (0.2%)
General Electric Capital Corp. - CHF
3.875%	05/07/2014	220,000	198,209

TOTAL CORPORATE BONDS (Identified Cost $2,332,686)			2,428,585

GOVERNMENT BONDS (16.9%)
Foreign Bonds & Notes (3.4%)
Singapore Government Bond
3.750%	09/01/2016	930,000	698,389
3.250%	09/01/2020	865,000	617,176
Switzerland Government Bond
3.500%	08/07/2010	590,000	533,535
4.000%	06/10/2011	1,725,000	1,587,643
2.250%	07/06/2020	600,000	481,738
			3,918,481
U.S. Treasury Bonds & Notes (13.5%)
U.S. Treasury Inflation Indexed Bond
2.375%	01/15/2025	7,093,056	7,446,602
2.000%	01/15/2026	5,368,005	5,346,200
U.S. Treasury Inflation Indexed Note
3.375%	01/15/2012	476,385	519,669
1.625%	01/15/2015	1,880,000	2,065,178
			15,377,649
TOTAL GOVERNMENT BONDS (Identified Cost $17,804,842)			19,296,130

REVERSE CONVERTIBLE BONDS (1.0%)
Appliances (0.3%)
Barclays Bank PLC - Whirlpool Corp.
9.250%	04/25/2008	415,000	366,984

Gold Mining (0.3%)
Barclays Bank PLC - Newmont Mining Corp.
10.000%	03/28/2008	365,000	367,883

Petroleum Refining (0.4%)
Barclays Bank PLC - ConocoPhillips
9.000%	02/27/2008	435,000	436,087

TOTAL REVERSE CONVERTIBLE BONDS (Identified Cost $1,208,595)			1,170,954

STRUCTURED CORPORATE BONDS (2.5%)
CPI (Consumer Price Index) Linked (0.0%)(3)
Merrill Lynch & Co. Inc.(3)
4.130%	03/24/2009	45,000	42,750

LIBOR (London Interbank Offered Rate) Floaters (0.5%)
National Semiconductor Corp.(4)
5.241%	06/15/2010	615,000	601,566

Non-Inversion (1.8%)
BNP Paribas US Medium-Term Note 30yr – 2 yr CMS(4)
6.500%	04/28/2015	370,000	369,075
Lehman Brothers Holdings Inc 30yr – 10 yr CMS(4)
8.000%	10/29/2019	50,000	49,000
Lehman Brothers Holdings Inc. 30yr – 2 yr CMS(4)
8.500%	01/10/2022	385,000	378,262
Rabobank Nederland 30yr – 2 yr CMS(4)
6.820%	04/01/2019	420,000	384,300
The Royal Bank of Scotland PLC – 30yr – 10 yr CMS(1)(4)
7.000%	12/08/2016	120,000	118,650
Toyota Motor Credit Corp. 30yr – 10 yr CMS(4)
8.000%	05/23/2022	500,000	472,500
Toyota Motor Credit Corp. 30yr – 2 yr CMS(4)
7.500%	10/31/2016	250,000	248,750
			2,020,537
Range Accrual (0.2%)
BNP Paribas SA 3M Libor 0-7%(4)
7.000%	10/26/2021	236,000	232,460

TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $2,913,563)			2,897,313

Exercise Price	Expiration Date	Contracts	Value
PURCHASED OPTIONS (0.6%)
Call Options (0.6%)
CBOE SPX Volatility
$27.50	01/16/2008	4,550	341,250
CBOE SPX Volatility
$25.00	01/16/2008	2,834	368,420
			709,670
Put Options (0.0%)(3)
Amazon.Com, Inc.
$85.00	01/19/2008	110	11,495

TOTAL PURCHASED OPTIONS (Identified Cost $1,176,548)			721,165

	Expiration
Exercise Price	Date	Shares	Value
RIGHTS & WARRANTS (0.5%)
Holding Companies (0.2%)
India Hospitality Corp. Warrants*
$5.00	08/01/2010	114,000	193,800

Insurance (0.0%)(3)
Jerneh Asia Warrants*
1.60 MYR	07/26/2012	146,760	22,189

Leisure Time (0.0%)(3)
California WOW Xperience PCL(1)
1.50 THB	01/18/2008	182,792	23,063

Lodging (0.0%)(3)
Paliburg Holdings Ltd. Warrants*(1)
0.21 HKD	11/05/2009	1,045,373	0

Real Estate (0.2%)
Bakrieland Development Tbk PT Warrant*
250.00 IDR	04/30/2010	4,935,000	194,405

Schools (0.1%)
New Horizons Worldwide Inc.*(1)(2)
$0.75	07/03/2012	53,333	69,000

Software (0.0%)(3)
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
$17.33	07/06/2008	14,666	4

Toys-Games-Hobbies (0.0%)(3)
Action Products International Warrants*(1)(2)
$3.75	01/31/2010	320	5

TOTAL RIGHTS & WARRANTS (Identified Cost $60,220)			502,466

Interest	Maturity	Shares/Principal
Rate	Date	Amount	Value
SHORT TERM INVESTMENTS (1.7%)
U.S. Treasury Bills (1.7%)
U.S. Treasury Bill Discount Note(6)
3.28%	3/27/2008	2,000,000	1,984,984
TOTAL SHORT TERM INVESTMENTS (Identified Cost $1,981,037)			1,984,984

TOTAL INVESTMENTS (101.9%) (Identified Cost 122,296,947)			116,388,553

TOTAL LIABILITIES LESS OTHER ASSETS (-1.9%)			(2,130,495)

TOTAL NET ASSETS (100.0%)			$114,258,058

SCHEDULE OF SECURITIES SOLD SHORT

Name		Shares	Value
Apple Computer Inc.		(1,575)	$(311,976)
Baidu.com - ADR		(2,300)	(897,897)
Deckers Outdoor Corp.		(1,875)	(290,738)
iShares FTSE/Xinhua China 25 Index Fund		(7,000)	(1,193,150)
iShares MSCI Mexico Index Fund		(12,000)	(672,360)
Janus Capital Group Inc.		(10,015)	(328,993)
TD Ameritrade Holding Corp.		(7,700)	(154,462)
Vanguard Emerging Markets ETF		(1,000)	(104,730)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,861,367)			$(3,954,306)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition	Market	Value as a %
Amount/Shares	Date	Value	of Net Assets
Action Products International Warrants*(1)(2)
320	1/10/2006	5	0.0	%(3)
Idaho Trust Bancorp*(1)(2)
46,500	8/30/2006	431,901	0.4%
Interactive Voice, Data, and Fax Inc.*(1)(2)
35,200	9/14/2006 – 1/05/2007	86,346	0.1%
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
14,666	1/05/2007	4	0.0	%(3)
New Horizons Worldwide Inc.*(1)(2)
8,602	07/03/2007	305,451	0.3%
New Horizons Worldwide Inc. Warrants*(1)(2)
53,333	07/03/2007	69,000	0.1%
Premier Wealth Management.*(1)(7)
398,000	05/26/2006 – 07/11/2006	11,940	0.0	%(3)
		$904,647	0.9%

*	Non Income Producing Security
(1)	Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of December 31, 2007 is $44,839,689.
(2)	This security is considered illiquid by the investment adviser.
(3)	Less than 0.05% of Total Net Assets.
(4)	Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2007.
(5)	Represents a step bond. Rate disclosed is as of December 31, 2007.
(6)	This security has been segregated to be used as collateral for securities sold short.
(7)	These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser. The costs of the securities are $710,800.

ADR — American Depositary Receipts

AG — Aktiengesellshaft (German: stock corporation)

BHD — Berhad

CHF — Swiss Franc

CMS — Constant Maturity Swap Curve

CN — Canadian Exchange

ETF — Exchange Traded Funds

GBP — Pound Sterling

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

LIBOR — London Interbank Offered Rate

MYR — Malaysian Ringgit

NV — Naamloze Vennotschap

OYJ — Julkinen Osakeyhtio (Finnish: public limited (trade) company)

PCL — Public Company Limited

PLC — Public Limited Company

PNB — Permodalan Naional Berhad

PT — Perseroan Terbuka (Indonesia limited liability company)

REIT — Real Estate Investment Trust

SA — Societe Anonyme (French company designation)

SP — Singapore Exchange

SpA — Societa per Azioni (Italian: Limited share company)

THB — Thai Baht

See Notes to Schedule of Investments

Utopia Core Fund

Country Breakdown as a percentage of Net Assets

Country	% of NA
Australia	2.6%
Austria	0.4%
Belgium	1.2%
Bermuda	0.9%
Canada	5.6%
Cayman Islands	0.9%
China	0.6%
Finland	0.5%
France	0.0%*
Germany	1.3%
Great Britain	1.7%
Hong Kong	2.5%
India	1.7%
Indonesia	1.1%
Ireland	1.9%
Israel	0.5%
Italy	1.5%
Japan	10.7%
Malaysia	2.1%
Netherlands	3.4%
Singapore	7.4%
South Korea	1.3%
Switzerland	2.8%
Taiwan	2.8%
Thailand	3.3%
United States	41.4%
Liabilities in Excess of Other Assets	-0.1%
Total Net Assets	100.0%

* Less than 0.05% of Total Net Assets

Utopia Growth Fund	as of December 31, 2007 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (81.0%)
Advertising (0.4%)
Getty Images Inc.*	6,500	$188,500

Apparel (0.6%)
Ocean Sky International Ltd.	1,664,000	288,999

Auto Manufacturers (0.6%)
Showa Aircraft Industry Co. Ltd.(1)	31,000	296,558

Banks (3.8%)
Corus Bankshares, Inc.	2,150	22,940
Idaho Trust Bancorp*(1)(2)	18,000	167,188
MidWestOne Financial Group, Inc.	21,100	352,792
Mizuho Financial Group(1)	80	381,076
National Bancshares Inc.*	47,000	122,200
Nexity Financial Corp.*	32,600	216,464
North Valley Bancorp	1,300	17,017
The Shikoku Bank Ltd.(1)	95,000	358,273
Southern National Bancorp of Virginia Inc.*	1,155	10,395
The Tokushima Bank Ltd.(1)	39,000	225,263
		1,873,608
Beverages (1.3%)
Diedrich Coffee Inc.*	87,543	305,525
Swiss Water Decaffeinated Coffee Income Fund	30,800	237,175
Ten Ren Tea Co Ltd.(1)	114,330	100,957
		643,657
Building Materials (1.6%)
Dynasty Ceramic PCL(1)	900,000	413,035
ENDO Lighting Corp.(1)	115,000	375,871
		788,906
Chemicals (3.8%)
Arkema - ADR*	5	326
CENTROTEC Sustainable AG*(1)	16,850	344,972
Century Sunshine Ecological Technology Holdings Ltd.(1)	2,930,000	133,698
Chemical Co. of Malaysia BHD(1)	69,200	59,834
Kansai Paint Co. Ltd.(1)	40,000	288,730
Korea Polyol Co Ltd.(1)	2,000	116,770
Meghmani Organics Ltd.(1)	2,136,100	539,720
Yip’s Chemical Holdings Ltd.(1)	535,000	384,025
		1,868,075
Commercial Services (1.1%)
Career Education Corp.*	7,400	186,036
Collectors Universe	28,900	356,626
		542,662
Computers (0.8%)
Creative Technology Ltd. SP(1)	85,000	370,966

Distribution-Wholesale (0.8%)
China Hong Kong Photo Products Holding Ltd.(1)	3,887,000	388,132

Diversified Financial Services (2.3%)
Guoco Group Ltd.(1)	30,000	400,004
Mega Financial Holding Co. Ltd.(1)	551,000	337,341
Premier Wealth Management.*	214,100	6,423
Premier Wealth Management.*(1)(7)	161,000	4,830
SinoPac Financial Holdings Co.(1)	1,000,000	373,013
		1,121,611
Electrical Components & Equipment (2.6%)
FINETEC Corp.*(1)	26,300	356,401
Merix Corp.*	68,500	318,525
Viridis Clean Energy Group(1)	332,511	260,925
Xantrex Technology Inc.*	31,965	298,290
Xantrex Technology Inc. CN*	1,035	9,658
		1,243,799
Energy-Alternate Sources (0.3%)
Plambeck Neue Energien AG*(1)	30,000	134,602

Engineering & Construction (0.6%)
CH. Karnchang PCL(1)	1,180,000	293,058

Entertainment (3.2%)
Avex Group Holdings Inc.(1)	30,500	380,437
TMS Entertainment Ltd.(1)	202,000	543,321
Toei Co. Ltd.(1)	59,000	357,763
Yoshimoto Kogyo Co. Ltd.(1)	22,020	300,369
		1,581,890

Environmental Control (0.6%)
Sinomem Technology Ltd.*(1)	476,813	292,425

Food (4.1%)
Celestial Nutrifoods Ltd.(1)	650,000	458,967
China Milk Products Group Ltd.(1)	390,000	293,885
Fyffes PLC	160,000	219,893
Galaxy Nutritional Foods Inc.*	645,594	167,854
Petra Foods Ltd.(1)	300,000	319,705
Tofutti Brands Inc.*	66,675	186,690
Total Produce PLC	432,000	372,648
		2,019,642
Gas (0.7%)
Great Taipei Gas Co. Ltd.(1)	677,000	339,369

Healthcare Products (1.6%)
LMA International NV*(1)	1,100,000	349,995
Techno Medica Co. Ltd.(1)	200	430,645
		780,640
Holding Companies (2.4%)
Babcock & Brown Wind Partners(1)	320,000	474,483
Grubb & Ellis Realty Advisors Inc.*	945	5,764
Haw Par Corp.(1)	46,000	224,508
Hotung Investment Holdings Ltd.(1)	1,735,000	284,540
India Hospitality Corp.*	23,500	146,875
KPC Holdings(1)	852	52,210
		1,188,380
Home Builders (1.1%)
Johor Land BHD(1)	615,800	235,799
Sekisui Chemical Co. Ltd.(1)	48,000	320,618
		556,417
Insurance (3.7%)
21st Century Holding Co.	10,875	146,051
Financial Industries Corp.*	64,100	365,370
Jerneh Asia BHD*(1)	696,100	333,231
Kurnia Asia BHD*(1)	1,100,000	316,994
Panin Insurance Tbk PT*(1)	4,055,000	141,068
Panin Life Tbk PT*(1)	7,085,000	145,183
Swiss Reinsurance(1)	5,200	367,871
		1,815,768
Internet (5.2%)
CS Loxinfo PCL(1)	1,891,500	220,691
FTD Group, Inc.	9,600	123,648
Internet Gold-Golden Lines Ltd.*	31,000	368,900
Kintera Inc.*	421,456	627,969
NutriSystem Inc.*	9,100	245,518
Sify Ltd.- ADR*	70,000	369,600
Travelzoo, Inc.*	18,800	257,184
United Online Inc.	28,000	330,960
		2,544,470
Iron/Steel (0.6%)
Tokyo Steel Manufacturing Co. Ltd.(1)	26,500	293,018

Leisure Time (1.1%)
California WOW Xperience PCL(1)	136,262	23,260
HIS Co. Ltd.	28,000	498,519
		521,779
Lodging (0.7%)
Paliburg Holdings Ltd.(1)	10,140,262	336,171

Machinery-Diversified (0.9%)
ATS Automation Tooling Systems Inc.*	76,020	399,761
Gehl Co.*	3,600	57,744
		457,505
Media (3.6%)
Gannett Co. Inc.	8,000	312,000
Independent News & Media PLC(1)	130,350	452,929
Mondo TV SpA*(1)	18,000	301,976
The New York Times Co.	21,500	376,895
Workpoint Entertainment(1)	500,000	289,139
		1,732,939
Mining (0.4%)
Royal Gold Inc.	6,922	211,259

Miscellaneous Manufacturers (2.2%)
AGFA-Gevaert NV(1)	35,000	533,999
Cycle Country Accessories Corp.*	154,000	292,600
Leggett & Platt, Inc.	15,000	261,600
		1,088,199

Oil & Gas (8.5%)
Aurora Oil & Gas Corp.*	300,000	465,000
Canetic Resources Trust	18,200	246,736
Daylight Resources Trust	90,000	659,304
Fairborne Energy Trust	92,000	610,568
Focus Energy Trust	23,500	398,830
Gasco Energy Inc.*	89,500	177,210
Harvest Energy Trust	23,000	477,710
Paramount Energy Trust	83,200	531,091
Penn West Energy Trust	5,500	143,000
Transmeridian Exploration Inc.*	222,950	443,670
		4,153,119
Oil Refining & Marketing (0.7%)
Neste Oil OYJ(1)	9,680	341,885

Pharmaceuticals (1.8%)
Apex Healthcare BHD(1)	681,000	360,310
C&O Pharmaceutical Technology Holdings Ltd.*(1)	312,400	95,362
Eu Yan Sang International Ltd.(1)	301,000	120,864
NBTY, Inc.*	10,050	275,370
		851,906
Real Estate (3.7%)
Amanah Harta Tanah PNB(1)	39,300	10,135
Amanah Harta Tanah PNB 2(1)	325,600	51,041
Housevalues Inc.*	158,000	489,800
Northern European Properties Ltd.(1)	500,000	516,178
Risanamento SpA*(1)	55,000	294,979
Ticon Industrial(1)	277,200	169,776
UOL Group Ltd.(1)	90,000	279,225
		1,811,134
REITS (2.7%)
Al-Hadharah Boustead REIT(1)	96,000	40,748
Cambridge Industrial Trust(1)	508,000	248,803
HRPT Properties Trust	36,300	280,599
MCO CR-REIT	15,680	134,010
MID Reit Inc.(1)	65	302,669
Parkway Life Real Estate Investment Trust*	414,000	324,999
		1,331,828
Retail (4.6%)
Bijou Brigitte AG(1)	2,000	340,319
Borders Group Inc.	27,500	292,875
Doutor Nichires Holdings Co. Ltd.*	8,100	130,873
Food Junction Holdings(1)	1,307,000	462,255
Haverty Furniture Cos Inc.	22,100	198,679
Kyoto Kimono Yuzen Co. Ltd.(1)	600	487,475
Multi Indocitra Tbk PT(1)	3,860,000	317,312
		2,229,788
Savings & Loans (0.1%)
First Federal of Northern Michigan Bancorp, Inc.	2,870	21,496
Monarch Community Bancorp, Inc.	999	11,469
		32,965
Software (1.4%)
IBA Healthcare Ltd.(1)	200,155	157,995
Kingdee International Software Group Co. Ltd.(1)	212,000	164,088
Software Service Inc.	34,000	380,737
		702,820
Telecommunications (2.8%)
Chunghwa Telecom Co.(1)	80,000	168,880
Chunghwa Telecom Co. - ADR	7,809	164,850
Fastweb(1)	9,000	330,863
Longcheer Holdings Ltd.(1)	900,000	350,947
Motorola Inc.	12,800	205,312
Shin Corp PCL*(1)	173,800	134,752
		1,355,604
Toys-Games-Hobbies (0.4%)
Action Products International*	227,193	215,833

Transportation (1.3%)
Oesterreichische Post AG(1)	6,940	241,481
Sakai Moving Service Co. Ltd.	2,525	75,491
Singapore Post Ltd.(1)	420,000	324,165
		641,137
TOTAL COMMON STOCKS (Identified Cost $42,778,321)		39,471,023

INVESTMENT COMPANIES (1.4%)
Closed-end Funds (1.4%)
JZ Equity Partners PLC(1)		133,000	322,890
Macquarie International Infrastructure Fund Ltd.(1)		410,000	279,590
Ticon Property Fund		232,600	74,576
TOTAL INVESTMENT COMPANIES (Identified Cost $744,365)			677,056

PREFERRED STOCKS (2.4%)
Banks (1.1%)
Midwest Banc Holdings, Inc.		19,500	522,600

REITS (0.0%)(3)
Innkeepers USA Trust		20	240

Savings & Loans (0.4%)
Washington Mutual Capital Trust 2001, Convertible, Series UNIT		7,000	197,750

Schools (0.8%)
New Horizons Worldwide Inc.*(1)(2)		11,470	407,291

Software (0.1%)
Interactive Voice, Data, and Fax Inc.*(1)(2)		13,450	32,993

TOTAL PREFERRED STOCKS (Identified Cost $1,117,343)			1,160,874

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (2.4%)
Semiconductors (0.3%)
ASM International NV
4.250%	12/06/2011	$ 125,000	151,406

Foreign Convertible Bonds (2.1%)
Investment Companies (2.1%)
Pargesa Netherlands NV - CHF
1.750%	06/15/2014	1,200,000	1,027,670

TOTAL CONVERTIBLE BONDS (Identified Cost $1,106,059)			1,179,076

CORPORATE BONDS (1.6%)
Banks (0.1%)
Rabobank Nederland(4)
4.500%	11/12/2008	50,000	50,039

Foreign Corporate Bonds (1.5%)
Banks (1.4%)
Rabobank Nederland - GBP
4.625%	05/31/2012	30,000	58,517
Rabobank Nederland - CHF
4.250%	09/14/2012	710,000	662,904
			721,421
Diversified Financial Services (0.1%)
General Electric Capital Corp. - CHF
3.875%	05/07/2014	60,000	54,057

TOTAL CORPORATE BONDS (Identified Cost $782,014)			825,517

REVERSE CONVERTIBLE BONDS (0.5%)
Appliances (0.2%)
Barclays Bank PLC - Whirlpool Corp.
9.250%	04/25/2008	120,000	106,116

Gold Mining (0.3%)
Barclays Bank PLC - Newmont Mining Corp.
10.000%	03/28/2008	120,000	120,948

TOTAL REVERSE CONVERTIBLE BONDS (Identified Cost $238,251)			227,064

STRUCTURED CORPORATE BONDS (1.0%)
Non-Inversion (1.0%)
American International Group Inc. 30yr – 2yr CMS(5)
7.500%	03/23/2022	500,000	475,000
TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $485,625)			475,000

Exercise Price	Expiration Date	Contracts	Value
PURCHASED OPTIONS (0.9)%
Call Options (0.9%)
CBOE SPX Volatility	01/16/2008	2,460	184,500
$27.50
CBOE SPX Volatility	01/16/2008	2,003	260,390
$25.00
			444,890
Put Options (0.0%)(3)
Amazon.Com, Inc.	01/19/2008	75	7,838
$85.00

TOTAL PURCHASED OPTIONS (Identified Cost $726,257)			452,728

Exercise	Expiration
Price	Date	Shares	Value
RIGHTS & WARRANTS (0.5%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants*
$5.00	08/01/2010	47,000	79,900

Insurance (0.0%)(3)
Jerneh Asia Warrants*
1.60 MYR	07/26/2012	48,900	7,393

Leisure Time (0.0%)(3)
California WOW Xperience PCL Rights*(1)
1.50 THB	01/18/2008	68,131	8,596

Lodging (0.0%)(3)
Paliburg Holdings Ltd. Warrants*(1)
0.21 HKD	11/05/2009	737,255	0

Real Estate (0.2%)
Bakrieland Development Tbk PT Warrants*
250.00 IDR	04/30/2010	2,100,000	82,726

Schools (0.2%)
New Horizons Worldwide Inc. Warrants*(2)
$0.75	07/03/2012	71,111	92,001

Software (0.0%)(3)
Interactive Voice, Data, and Fax Inc. Warrants*(2)
$17.33	07/06/2008	5,604	2

Toys-Games-Hobbies (0.0%)(3)
Action Products International Warrants*(2)
$3.75	01/31/2010	425	7

TOTAL RIGHTS & WARRANTS (Identified Cost $43,543)			270,625
Interest	Maturity	Shares/Principal
Rate	Date	Amount	Value
SHORT TERM INVESTMENTS (3.1%)
U.S. Treasury Bills (3.1%)
U.S. Treasury Bill Discount Note(5)
3.28%	3/27/2008	1,500,000	1,488,738
TOTAL SHORT TERM INVESTMENTS (Identified Cost $1,485,778)			1,488,738

TOTAL INVESTMENTS (94.8%) (Identified Cost 49,507,556)			46,227,701

TOTAL OTHER ASSETS LESS LIABILITIES (5.2%)			2,521,782

TOTAL NET ASSETS (100.0%)			$48,749,483

SCHEDULE OF SECURITIES SOLD SHORT
Name		Shares	Value
Apple Computer Inc.		(900)	$(178,272)
Baidu.com - ADR		(1,400)	(546,546)
Deckers Outdoor Corp.		(1,375)	(213,207)
iShares FTSE/Xinhua China 25 Index Fund		(4,000)	(681,800)
iShares MSCI Mexico Index Fund		(5,300)	(296,959)
Janus Capital Group Inc.		(6,535)	(214,675)
TD Ameritrade Holding Corp.		(3,300)	(66,198)
Vanguard Emerging Markets ETF		(400)	(41,892)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,644,298)			$(2,239,549)

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition	Market	Value as a %
Amount/Shares	Date	Value	of Net Assets
Action Products International Warrants*(1)(2)
425	1/10/2006	$7	0.0	%(3)
Idaho Trust Bancorp*(1)(2)
18,000	8/30/2006	167,188	0.3%
Interactive Voice, Data, and Fax Inc.*(1)(2)
13,450	9/14/2006 – 1/05/2007	32,993	0.1%
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
5,604	1/05/2007	2	0.0	%(3)
New Horizons Worldwide Inc.*(1)(2)
11,470	07/03/2007	407,291	0.8%
New Horizons Worldwide Inc. Warrants*(1)(2)
71,111	07/03/2007	92,001	0.2%
Premier Wealth Management.*(1)(7)
161,000	05/26/2006 – 07/11/2006	4,830	0.0	%(3)
		$704,312	1.4%

* Non Income Producing Security

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of December 31, 2007 is $23,975,688.

(2) This security is considered illiquid by the investment adviser.

(3) Less than 0.05% of Total Net Assets.

(4) Represents a step bond. Rate disclosed is as of December 31, 2007.

(5) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2007.

(6) A portion of this security has been segregated to be used as collateral for securities sold short.

(7) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser. The costs of the securities are $297,600.

ADR – American Depositary Receipts

AG – Aktiengesellshaft (German: stock corporation)

BHD – Berhad

CHF – Swiss Franc

CMS – Constant Maturity Swap Curve

CN – Canadian Exchange

ETF – Exchange Traded Funds

GBP – Pound Sterling

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

LIBOR – London Interbank Offered Rate

MYR – Malaysian Ringgit

NV – Naamloze Vennotschap

OYJ – Julkinen Osakeyhtio (Finnish: public limited (trade) company)

PCL – Public Company Limited

PLC – Public Limited Company

PNB – Permodalan Naional Berhad

PT – Perseroan Terbuka (Indonesia limited liability company)

REIT – Real Estate Investment Trust

SA – Societe Anonyme (French company designation)

SP – Singapore Exchange

SpA – Societa per Azioni (Italian: Limited share company)

THB – Thai Baht

See Notes to Schedule of Investments

Utopia Growth Fund

Country Breakdown as a percentage of Net Assets

Country	% of NA
Australia	1.8%
Austria	0.5%
Belgium	1.1%
Bermuda	1.3%
Canada	7.0%
Cayman Islands	1.1%
China	0.9%
Finland	0.7%
France	0.0%*
Germany	1.7%
Great Britain	2.0%
Hong Kong	3.0%
India	1.9%
Indonesia	1.4%
Ireland	2.1%
Israel	0.8%
Italy	1.9%
Japan	13.2%
Malaysia	2.9%
Netherlands	4.6%
Singapore	7.6%
South Korea	1.4%
Switzerland	0.7%
Taiwan	3.6%
Thailand	3.3%
United States	25.3%

Short Term & Net Other Assets	8.2%
Total Net Assets	100.0%

* Less than 0.05% of Total Net Assets

UTOPIA FUNDS

NOTES T0 SCHEDULE OF INVESTMENTS

December 31, 2007 (Unaudited)

1. ORGANIZATION

Utopia Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on May 23, 2005 as a Delaware statutory trust pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Trust currently offers shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund. Each Fund is non-diversified with an investment objective to seek long-term absolute total return. The Declaration of Trust permits the Trustees to create additional funds and classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation: A Fund’s net asset value (“NAV”) per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading. The Funds do not price their shares on days when the NYSE is closed for trading. When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE. Trading on foreign exchanges may not take place on every day that the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price) and there is no guarantee that a fair valued security will be sold at the price at which a fund is carrying the security.

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ Pricing Committee (which is comprised of employees of the Adviser) and/or the Board’s Valuation Committee under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Reverse Convertible Bonds: A reverse convertible bond is a short-term bond that is linked to an underlying stock. At maturity, the investor receives either 100 percent of the original investment amount or a predetermined number of shares of the underlying stock. The stated coupon is paid regardless of what happens at maturity. The primary risk of these securities is that they are not principal protected. At maturity, the investor may receive shares of the underlying stock worth less than their original investment amount. As of December 31, 2007, each Fund held reverse convertible bonds.

Consumer Price Index Linked Bonds: A Consumer Price Index (“CPI”) linked bond pays a coupon that is determined based on the monthly percentage difference of the CPI Index as measured by the Consumer Price Index for All Urban Consumers. This Index is published monthly by the U.S. Bureau of Labor Statistics and is a measure of inflation in the United States. The primary risk is the interest rate applicable to notes linked to an index such as the Consumer Price Index may be linked to period-over-period changes in the level of the index for the relevant index measurement period. If the index does not increase during the relevant measurement period, holders of these notes may not receive any interest payments for the applicable interest period. As of December 31, 2007, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund held CPI linked bonds.

Range Notes: Range notes are securities whose coupon payments are linked to a reference range of a specified index. For example, as long as the LIBOR Yield remains within a fixed target range, coupon payments are made. The primary risk is if the LIBOR Yield is outside the specified reference range. As of December 31, 2007, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund held range notes.

Non-Inversion Notes: A non-inversion note is a bond that pays a stated coupon as long as the yield curve between two stated maturities on the CMS Curve, Constant Maturity Swap Curve, do not invert. The primary risk is if the interest rate changes. As of December 31, 2007, each Fund held non-inversion notes.

Fixed to Float : A fixed to float bond indicates the structured note coupon rate changes from Fixed to Floater over the life of the security.   The primary risk is after the fixed period, the coupon rate fall to a lower rate.  As of December 31, 2007 Utopia Core Conservative Fund and the Utopia Yield Income Fund fixed to floats.

London Interbank Offered Rate Floater: A London Interbank Offered Rate (LIBOR) floater is a bond whose interest adjusts based on a LIBOR benchmark.  The primary risk is if LIBOR falls.  As of December 31, 2007, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund held Libor floaters.

Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. The Funds may purchase securities that are denominated in a foreign currency or debt obligations that are payable in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange on the dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations from changes in market values of securities held and reported with other foreign currency gains and losses in the Statement of Operations which is included in the Annual and Semi-Annual reports to shareholders.

Futures Contracts: The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Funds may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of December 31, 2007, the Funds did not have any futures contracts.

Options: The Funds may write put and call options for speculative or bona fide hedging or risk management purposes. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. As of December 31, 2007, each Fund had purchased options.

Swap Agreements: The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counter party is obligated to pay the amount of any net depreciation. A Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement. As of December 31, 2007, the Funds did not have any swap agreements.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. As of December 31, 2007, each Fund had securities sold short.

Securities Lending: Each Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act. Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding. As of December 31, 2007, the Funds did not have any securities on loan.

Warrants: The Funds may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein). As of December 31, 2007, each Fund held warrants.

Restricted Securities: The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities, provided that a determination is made that such securities have a readily available trading market. The Funds may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”). The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper pursuant to procedures adopted by the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. As of December 31, 2007, each Fund held restricted securities.

Other: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Expenses shared by the Funds are allocated among the Funds based on each Fund’s ratio of relative net assets to the combined net assets.

Use of Estimates:  The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:  Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year.  Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At December 31, 2007, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Utopia Growth Fund	Utopia Core Fund
Gross appreciation (excess of value over tax cost)	$1,699,833	$6,726,226
Gross depreciation (excess of tax cost over value)	(5,582,474)	(12,879,881)
Net unrealized depreciation	$(3,882,641)	$(6,153,655)
Cost of investments for income tax purposes	$50,110,342	$122,542,208

	Utopia Core Conservative Fund	Utopia Yield Income Fund
Gross appreciation (excess of value over tax cost)	$3,748,193	$1,528,324
Gross depreciation (excess of tax cost over value)	(6,748,084)	(2,217,762)
Net unrealized depreciation	$(2,999,891)	$(689,438)
Cost of investments for income tax purposes	$96,028,555	$36,271,519

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48), that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FIN 48 is effective for fiscal periods beginning after December 15, 2006. The SEC clarified in a letter to the Investment Company Institute dated December 22, 2006 that open end funds would reflect the effects of FIN 48 in the Fund’s semi-annual financial statements. As such, the Utopia Funds would be required to implement FIN 48 no later than March 31, 2008. However, the Board of Trustees of the Utopia Funds elected to implement FIN 48 as of the fiscal year ended September 30, 2007. At implementation, management had concluded that the Funds had taken no uncertain tax positions that required adjustment to the financial statement. As of December 31, 2007 management has again evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds’ Financial Statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management has evaluated the impact the adoption of SFAS No. 157 will have on the Funds’ financial statements and believes that the impact on the disclosures will depend upon the composition of the portfolios on the date of adoption.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	February 29, 2008

By:	/s/ Jonathan Mohrhardt
Jonathan Mohrhardt
Treasurer (Principal Financial Officer)

Date:	February 29, 2008